TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate income tax rate was 25% in 2016 and 26.5% in 2015 and 2014.

In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.
In December 2016, a further reduction in the corporate tax rate to 24% effective January 2017 and to 23% effective January 1, 2018 and thereafter was enacted.

b.         Foreign Exchange Regulations:

Commencing in taxable year 2013, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Foreign Tax Regulations. Under the Foreign Exchange Regulations, an Israeli company must calculate its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Tax benefits under Israel's law for the Encouragement of Capital Investments, 1959 ("the Law"):

In 1998, the production facilities of the Company related to its computational technologies were granted the status of an "Approved Enterprise" under the Law. In 2004, expansion program was granted the status of "Approved Enterprise". According to the provisions of the Law, the Company has elected the alternative track of benefits and has waived Government grants in return for tax benefits. The period of tax benefits, detailed above, is limited to the earlier of 12 years from the commencement of production, or 14 years from the approval date.

According to the provisions of the Law under the alternative track, the Company's income may be tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company.

The Law was significantly amended effective April 1, 2005 ("the Amendment"). The Amendment includes revisions to the criteria for investments qualified to receive tax benefits as a Beneficiary Enterprise and among other things, simplifies the approval process. The Amendment applies to new investment programs. Therefore, investment programs commencing after December 31, 2004, do not affect the approved programs of the Company.

In addition, the Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment. The Company elected 2006 and 2009 as "year of election" under the Amendment.

The entitlement to the above benefits is contingent upon the fulfillment of the conditions stipulated in the Law, regulations published there under and the criteria set forth in the specific letters of approval. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI. As of December 31, 2016, management believes that the Company meets the aforementioned conditions.

If the Company pays a dividend out of exempt income derived from the Approved and Beneficiary Enterprise, it will be subject to corporate tax in respect of the gross amount distributed, including any taxes thereon, at the rate which would have been applicable had it not enjoyed the alternative benefits, generally 10%-25%, depending on the percentage of the Company's Ordinary shares held by foreign shareholders. The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from approved enterprises, if the dividend is distributed during the tax exemption period or within twelve years thereafter. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

As of December 31, 2016, there are no profits earned by the Company Israel’s “Approved Enterprises” and “Beneficiary Enterprise”.

Income from sources other than the "Approved and Beneficiary Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

As of January 1, 2011, new legislation amending the Investment Law came into effect (the "2011 Amendment"). The 2011 Amendment introduced a new status of "Preferred Company" and "Preferred Enterprise", replacing the then existing status of "Beneficiary Company" and "Beneficiary Enterprise". Similarly to "Beneficiary Company", a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Under the 2011 Amendment, a uniform corporate tax rate will apply to all qualifying income of the Preferred Company, as opposed to the former law, which was limited to income from the Approved Enterprises and Beneficiary Enterprise during the benefits period. The uniform corporate tax rate was 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel during 2015 and 2016, an amendment to the Investment law from December 2016 reduced the tax rate in Development Zone A to 7.5% starting from 2017 while the tax rate in other areas remains 16%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

A dividend distributed from income which is attributed to a Preferred Enterprise/Special Preferred Enterprise will be subject to withholding tax at source at the following rates: (i) Israeli resident corporation – 0%, (ii) Israeli resident individual – 20% as of 2014 and thereafter (iii) non-Israeli resident - 20% as of 2014 and thereafter subject to a reduced tax rate under the provisions of an applicable double tax treaty.

In December 2016 new legislation amended the Investment Law (the “2016 Amendment”). Under the 2016 Amendment a new status of “Technological Preferred Enterprise” was introduced to the Investment Law. Under the 2016 amendment, a Technological Preferred Enterprise which is located in areas other than Development Zone A will be subject to tax at a rate of 12% on profits derived from intellectual property. The implementation of the 2016 Amendment is subject to regulations to be promulgated by the Finance Minister by March 31, 2017. As such regulations have not yet been promulgated and as the definitive criteria to determine the tax benefits have not yet been established, it cannot be concluded that the legislation with respect to Technological Preferred Enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates were not taken into account in the computation of deferred taxes as of December 31, 2016. Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

d.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the "Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

e.	Pre-tax income (loss) is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$(7,033)	$(16,898)	$(3,792)
Foreign	1,243	412	1,345

	$(5,790)	$(16,486)	$(2,447)

f.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2016	2015	2014

Loss before taxes on income	$(5,790)	$(16,486)	$(2,447)

Theoretical tax expense computed at the Israeli statutory tax rate (25%, 26.5% and 26.5% for the years 2016, 2015 and 2014, respectively)	$(1,448)	$(4,369)	$(649)

Changes in valuation allowance	(469)	3,716	(1,328)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	(216)	679	611
Write off of prepaid and withholding taxes	1,759	1,150	-
Foreign tax rates differences related to subsidiaries	576	103	(34)
Non-deductible expenses and other	567	181	(381)
Non-deductible share-based compensation expense	1,435	1,896	1,831

Actual tax expense	$2,204	$3,356	$50

g.	Income tax expense is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current taxes	$203	$146	$612
Deferred taxes (benefit)	242	2,060	(562)
Write off of prepaid and withholding taxes	1,759	1,150	-

	$2,204	$3,356	$50

h.    Net operating losses carry forward:

The Company has accumulated net operating losses for tax purposes as of December 31, 2016, in the amount of approximately $ 46,600, which may be carried forward and offset against taxable income in the future for an indefinite period. In December 2014, the Israeli Tax Authorities approved a final tax ruling with respect to the Company’s acquisition of Oversi. According to the ruling, the net operating losses may be offset against taxable income annually with a limitation of up to 14% of the total accumulated losses but no more than 50% of the Company's taxable income. As of December 31, 2016, the Company recorded a full valuation allowance with respect to its deferred tax assets in Allot Communications Ltd. and wrote-off prepaid and withholding taxes of $ 1,759 as the Company does not expect to utilize these tax assets in the near future. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2016, of approximately $ 27,300, which may be carried forward and offset against taxable capital gains in the future for an indefinite period, but are limited as stated above.  Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

The U.S. subsidiary has accumulated losses for U.S. federal income tax return purposes of approximately $ 5,517. The federal accumulated losses for tax purposes expire between 2026 and 2032. The state accumulated losses for tax purposes began to expire in 2014. An amount of $ 1,707 of the net operating loss carry-forwards relates to excess tax deductions from stock options.

Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of net operating losses is subject to an annual limitation if an ownership change results  from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period.  The annual limitations may result in the expiration of losses before utilization.

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Operating and capital loss carryforwards	$12,900	$14,842
Reserves and allowances	2,022	948

Deferred tax asset before valuation allowance	14,922	15,790
Valuation allowance	(14,655)	(15,124)
Net deferred tax asset	267	666

Deferred tax liability	-	(157)
Net deferred tax asset	$267	$509

j.
As of December 31, 2016, the provision in respect of ASC 740-10 was immaterial. As of December 31, 2015, the Company recorded a provision in the amount of $293. The accrued interest and penalties related to the provision in income taxes is immaterial.

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Israel, France, and the United States. With a few exceptions, the Company is no longer subject to Israeli tax assessment through the year 2012 and the European and U.S. subsidiaries have final tax assessments through 2012.